Note 11 - Subsequent Events (Details Textual)			2 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 19, 2022 USD ($)	Oct. 31, 2022 USD ($) shares	Aug. 08, 2022 USD ($)
Forecast [Member]
Stock Repurchased and Retired During Period, Shares (in shares) | shares			108,963
Stock Repurchased and Retired During Period, Value			$ 1,500,000
Forecast [Member] | Term Loan [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Face Amount	$ 20,000,000
Debt Instrument, Number of Consecutive Quarterly Installments	20
Debt Instrument, Periodic Payment, Each First Four Installments	$ 975,000
Debt Instrument, Periodic Payment, Each Next Sixteen Installments	525,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 7,700,000
Forecast [Member] | Term Loan [Member] | Piraeus Bank S.A. [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Subsequent Event [Member]
Stock Repurchase Program, Authorized Amount				$ 10,000,000
Subsequent Event [Member] | M/V Pantelis [Member]
Vessel Sale Agreement, Consideration		$ 9,700,000
Vessel Sale Agreement, Expected Gain (Loss)		$ 3,000,000